Operating Expenses	12 Months Ended
Dec. 31, 2024
Operating Expenses [Abstract]
Schedule of Marketing

18 OPERATING EXPENSES

18.1 Cost of revenue

	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Material consumed	15,575	57,192	173,119	-
Direct salaries and wages	-	-	116,000	-
	15,575	57,192	289,119	-

18.2 Administrative Expenses

	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Employees benefit expenses	2,945,582	10,816,177	6,201,252	6,941,885
Accommodation expenses	97,682	358,690	153,093	162,833
Rent expenses (*)	58,878	216,200	190,225	244,983
Depreciation of property plant and equipment (note 6)	285,732	1,049,209	727,181	494,912
Depreciation of right of use asset (note 8)	267,276	981,439	845,064	817,062
Utilities and office expenses	118,071	433,557	254,235	151,707
Telephone expenses	21,303	78,226	67,440	71,088
Government and license fee	6,089	22,360	22,060	31,660
Transport expenses	55,948	205,442	116,116	125,798
Repairs and maintenance	20,164	74,042	79,122	30,038
Bank charges	18,742	68,819	57,610	21,301
Professional fee	603,584	2,216,361	1,643,733	295,888
IT expenses	132,566	486,783	194,792	338,312
Amortization (note 7)	2,759	10,131	-	294
Other expenses	-	-	-	5,224
Management Fees	377,701	1,386,914	535,617	-
	5,012,077	18,404,350	11,087,540	9,732,985

(*)	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.

18.3 Research and development cost

	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Research and development cost	531,754	1,952,602	1,215,091	1,443,619

18.4 Profit Distribution Expense

	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Profit distribution expense	19,840	72,851	-	-

The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales. For the year ended December 31, 2024, total sales from 3D printing amounted to AED 130,043, with a cost of AED 57,192, resulting in a net profit of AED 72,851. As per the agreement, FGT is entitled to 100% of the net profit, and the profit share payable to FGT is AED 72,851, which is recognized as a liability as of December 31, 2024.

18.5 Marketing

	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Marketing expenses	204,682	751,591	14,333	85,751